CAPITAL DEFICIENCY (Details)					3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jan. 14, 2022 shares	Mar. 03, 2021 USD ($) $ / shares shares	Feb. 19, 2021 USD ($) $ / shares shares	Nov. 20, 2020 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 22, 2024 ₪ / shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) $ / shares shares
Capital Deficiency [Line Items]
Ordinary shares issued					1,242,267			1,242,267			97,120			97,120
Common Stock, Par or Stated Value Per Share | (per share)					$ 0.0009			$ 0.0009			$ 0.0009	₪ 0.0009	₪ 0.0001	$ 0.0009
Shares as compensation expense (in Dollars) | $					$ 5,798,000	$ 32,000		$ 5,862,000	$ 96,000	$ 130,000	$ 125,000
Sponsor converted	7,037
MORINGA ACQUISITION CORP [Member]
Capital Deficiency [Line Items]
Shares as compensation expense (in Dollars) | $							$ 860			$ 860
Description of Converted share							Class B ordinary shares into Class A ordinary shares on a one to one basis
Preferred shares authorized							5,000,000				5,000,000			5,000,000
Convertible series preferred shares, par value (in Dollars per share) | $ / shares							$ 0.0001				$ 0.0001			$ 0.0001
Preferred shares issued							0				0			0
Preferred shares outstanding							0				0			0
Partial redemption withdrawn from investment held in trust account (in Dollars) | $														$ 113,000,000
Class A Ordinary Share [Member] | MORINGA ACQUISITION CORP [Member]
Capital Deficiency [Line Items]
Ordinary shares issued				100,000			3,354,999				480,000			3,354,999
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.0001			$ 0.0001				$ 0.0001			$ 0.0001
Number of shares issued		380,000	11,500,000
Sale price per unit (in Dollars per share) | $ / shares		$ 10	$ 10
Shares subject to possible redemption as temporary equity							11,500,000							11,500,000
Permanent equity (in Dollars) | $							$ 480,000
Redemptions value (in Dollars) | $							$ 113,000,000
Permanent equity														480,000
Class A Ordinary Share [Member] | MORINGA ACQUISITION CORP [Member] | First Extensions [Member]
Capital Deficiency [Line Items]
Shares subject to possible redemption as temporary equity														8,910,433
Shares subject to possible redemption were redeemed							8,910,433
Class A Ordinary Share [Member] | MORINGA ACQUISITION CORP [Member] | Second Extensions [Member]
Capital Deficiency [Line Items]
Shares subject to possible redemption as temporary equity														2,074,548
Shares subject to possible redemption were redeemed							2,074,548
Class B Ordinary Shares [Member] | MORINGA ACQUISITION CORP [Member]
Capital Deficiency [Line Items]
Ordinary shares issued				2,875,000			1				2,875,000			1
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.0001			$ 0.0001				$ 0.0001			$ 0.0001
Sale of stock aggregate consideration (in Dollars) | $				$ 25,000
Sponsor converted							2,874,999
Number of shares subject to forfeiture				375,000
Private Placement [Member] | MORINGA ACQUISITION CORP [Member]
Capital Deficiency [Line Items]
Sale of stock aggregate consideration (in Dollars) | $		$ 3,800,000
Public Offering [Member] | MORINGA ACQUISITION CORP [Member]
Capital Deficiency [Line Items]
Sale of stock aggregate consideration (in Dollars) | $			$ 115,000,000